LOANS, FINANCING AND DEBENTURES - Additional Information (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	May 21, 2021	Dec. 31, 2022 BRL (R$) item	Dec. 31, 2022 BRL (R$) item	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	May 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 8,500,000	R$ 4,828,697	R$ 9,157,888
Percentage of the distributor's capital	100.00%
Equity interest (as a percent)			67.95%
Equity interest		R$ 32,224,264	R$ 32,224,264	R$ 25,769,172
Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed		1.00%	1.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed		5.00%	5.00%
Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Number of operations for fund raising | item			3
Fund raised			R$ 2,500,000
Percentage of the distributor's capital			99.67%	99.56%
Amount of MESA consolidation			R$ 20,041,448
CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Percentage of the distributor's capital			99.96%	99.89%
Banco Itau | Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 500,000
Payment term			2 years
Banco Itau | Furnas [Member] | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate		1.60%	1.60%
Banco do Brasil | Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 500,000
Payment term			2 years
Banco do Brasil | Furnas [Member] | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate		1.65%	1.65%
Bank of Brasil, CDI Interest Rate Plus 2.0% p.a | Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 1,500,000
Payment term			7 years
Bank of Brasil, CDI Interest Rate Plus 2.0% p.a | Furnas [Member] | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate		2.00%	2.00%
Bank Credit Notes (CCB)
Disclosure of detailed information about borrowings [line items]
Percentage of premium on early settlement of notes						0.20%
Amount of premium on early settlement of notes						R$ 204,078
Commercial notes
Disclosure of detailed information about borrowings [line items]
Number of notes issued | item		6,000,000
Value of notes issued		R$ 6,000,000	R$ 6,000,000
Eletrobras - Maturity 06/20/2024
Disclosure of detailed information about borrowings [line items]
Payment term		18 months
Number of notes issued | item		6,000,000
Unit value of notes issued		1,000	1,000
Value of notes issued		R$ 6,000,000	R$ 6,000,000
Remuneration interest percentage		100.00%	100.00%
Eletrobras - Maturity 06/20/2024 | DI
Disclosure of detailed information about borrowings [line items]
Interest rate		1.35%	1.35%